Long-Term Loans Payable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2020
Long-Term Loans Payable [Line Items]
Outstanding balance	$ 431,079	$ 414,000
Cordyceps Sunshine Biotech Co., Ltd. [Member]
Long-Term Loans Payable [Line Items]
Loan agreements amount			$ 414,000
Percentage of interest rate	4.125%